Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
RMB Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Period end USD	7.2993		7.2672
Average USD	7.1767	7.2347
HKD Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Period end USD	7.7677
Average USD	7.787